Business segment information	12 Months Ended
Mar. 31, 2014
Business segment information

31. Business segment information

Under U.S. GAAP, companies report segment information based on the way management disaggregates the company for making operating decisions. The MHFG Group’s operating segments are based on the nature of the products and services provided, the type of customer and the Group’s management organization. The business segment information set forth below is derived from the internal management reporting systems used by management to measure the performance of the Group’s business segments. The management measures the performance of each of the operating segments primarily in terms of “net business profits” in accordance with internal managerial accounting rules and practices. Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement by net business profits is required for regulatory reporting to the Financial Services Agency. Therefore, the format and information are presented primarily on the basis of Japanese GAAP and are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the segments’ total net business profits with Income before income tax expense under U.S. GAAP.

Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and established ten business units such as Personal Banking, Retail Banking, Corporate Banking (Large Corporations), etc., and head-office coordination divisions to determine strategies and initiatives across the group-wide banking, trust banking, securities, and other business areas, based on the ten business units across MHBK (the former MHBK and the former MHCB merged on July 1, 2013), MHTB, MHSC, etc. The MHFG Group realigned the reportable segments to reflect the new organizational structure.

The MHFG Group engages in banking, trust banking, securities, and other businesses through its subsidiaries and affiliates. As these subsidiaries and affiliates are in different industries and regulatory environments, MHFG discloses business segment information based on the relevant principal consolidated subsidiaries such as MHBK (the former MHBK and the former MHCB), MHTB, and MHSC for investors to measure the present and future cash flows properly.

Operating segments of MHBK are aggregated based on the type of customer characteristics, and are aggregated into the following seven reportable segments: Personal Banking; Retail Banking; Corporate Banking (Large Corporations); Corporate Banking; Financial Institutions & Public Sector Business; International Banking; and Trading and others.

MHBK

Personal Banking

This segment provides financial products and services, such as housing loans, deposits, investment trusts, and individual insurance to individual customers through MHBK’s nationwide branches and ATM network as well as telephone and the internet banking services. In addition, this segment handles trust products as an agent of MHTB.

Retail Banking

This segment provides financial products and services, such as comprehensive consulting services of business succession and asset inheritance and asset management for business owners and high-net-worth customers. This segment also provides overall banking services for SMEs.

Corporate Banking (Large Corporations)

This segment provides a full range of financial solutions on a global basis to Japanese large corporations and their affiliates by integrating the Group’s specialty functions including banking, trust, and securities, based on solid relationships with MHBK’s domestic customers, and by utilizing its global industry knowledge.

Corporate Banking

This segment provides, to larger SMEs, financial products and services including a range of solution businesses in accordance with the growth strategy of MHBK’s corporate customers. This segment provides solutions for stable fund-raising, mergers and acquisitions, and initial public offerings for customers in their start-up or growth stages, and management buy-out, business succession, entry to new business, and business restructuring for customers in mature or transition stages.

Financial Institutions & Public Sector Business

This segment provides advisory services and solutions such as advice on financial strategy and risk management to financial institutions and provides comprehensive financial products and services that include funding support via the subscription and underwriting of bonds etc., to public sector entities.

International Banking

This segment provides unified support both in Japan and overseas for MHBK’s Japanese corporate customers to expand their overseas operations, and also promotes business with non-Japanese corporate customers in various countries through its global network. Further, this segment offers products such as project finance and trade finance for overseas customers.

Trading and others

This segment provides derivatives and other risk hedging products to satisfy MHBK’s customers’ financial and business risk control requirements. It is also engaged in MHBK’s proprietary trading, such as foreign exchange and bond trading, and asset and liability management. This segment also includes costs incurred by the head office functions of MHBK.

MHTB

MHTB provides products and services related to trust, real estate, securitization and structured finance, pension and asset management, and stock transfers.

MHSC

MHSC provides full-line securities services to corporations, financial institutions, public sector entities, and individuals.

Others

This segment consists of MHFG, its subsidiaries other than MHBK, MHTB, and MHSC, and its equity-method affiliates. They provide a wide range of customers with their various products and services such as those related to trust and custody, asset management, and private banking through companies such as TCSB, Mizuho Asset Management Co., Ltd., DIAM Co., Ltd. (an equity-method affiliate), and Mizuho Private Wealth Management Co., Ltd. This segment also provides non-banking services, including research and consulting services through Mizuho Research Institute Ltd., information technology-related services through Mizuho Information & Research Institute, Inc., and advisory services to financial institutions through Mizuho Financial Strategy Co., Ltd.

The information below for reportable segments is derived from the internal management reporting systems. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	The former MHBK (Consolidated)
		The former MHBK (Non-consolidated)							The former MHIS (Consolidated)	Others
2012(1)	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	Trading and others (f)	(g)	(h)
	(in billions of yen)
Gross profits:
Net interest income (expense)	583.9	545.4	224.3	95.1	17.8	118.6	22.2	67.4	0.7	37.8
Net noninterest income	305.8	253.3	32.1	41.0	19.0	68.2	8.6	84.4	43.9	8.6

Total	889.7	798.7	256.4	136.1	36.8	186.8	30.8	151.8	44.6	46.4
General and administrative expenses	608.5	556.4	218.6	108.2	18.5	86.4	14.5	110.2	40.9	11.2
Others	(14.0)	—	—	—	—	—	—	—	—	(14.0)

Net business profits (losses)	267.2	242.3	37.8	27.9	18.3	100.4	16.3	41.6	3.7	21.2

	The former MHCB (Consolidated)									MHTB (Consolidated)	Others	MHFG (Consolidated)
		The former MHCB (Non-consolidated)						The former MHSC (Consolidated)	Others
2012(1)	Total	Total	Corporate Banking (Large Corporations) (i)	Corporate Banking (j)	Financial Institution & Public Sector Business (k)	Inter- national Banking (l)	Trading and others (m)	(n)	(o)	(p)	(q)	Total
(in billions of yen)
Gross profits:
Net interest income (expense)	468.3	395.0	150.6	2.7	18.1	90.3	133.3	(8.1)	81.4	42.5	(6.4)	1,088.3
Net noninterest income	449.4	286.8	114.4	1.1	15.8	86.9	68.6	151.7	10.9	104.8	54.8	914.8

Total	917.7	681.8	265.0	3.8	33.9	177.2	201.9	143.6	92.3	147.3	48.4	2,003.1
General and administrative expenses	465.4	244.9	75.6	1.3	11.6	60.3	96.1	192.9	27.6	92.3	40.1	1,206.3
Others	(52.1)	—	—	—	—	—	—	(0.1)	(52.0)	(3.7)	(7.9)	(77.7)

Net business profits (losses)	400.2	436.9	189.4	2.5	22.3	116.9	105.8	(49.4)	12.7	51.3	0.4	719.1

	The former MHBK (Consolidated)
		The former MHBK (Non-consolidated)							Others
2013(1)(2)(4)	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	Trading and others (f)	(g)
	(in billions of yen)
Gross profits:
Net interest income (expense)	550.6	513.8	219.2	83.3	14.9	106.1	19.9	70.4	36.8
Net noninterest income	360.3	313.7	33.9	42.3	19.3	70.7	11.0	136.5	46.6

Total	910.9	827.5	253.1	125.6	34.2	176.8	30.9	206.9	83.4
General and administrative expenses	568.2	524.4	218.6	113.7	11.6	73.2	14.3	93.0	43.8
Others	(7.4)	—	—	—	—	—	—	—	(7.4)

Net business profits (losses)	335.3	303.1	34.5	11.9	22.6	103.6	16.6	113.9	32.2

2013(1)(2)(4)	The former MHCB (Consolidated)									MHTB (Consolidated)	Others	MHFG (Consolidated)
		The former MHCB (Non-consolidated)						MHSC (Consolidated)	Others
	Total	Total	Corporate Banking (Large Corporations) (h)	Corporate Banking (i)	Financial Institution & Public Sector Business (j)	Inter- national Banking (k)	Trading and others (l)	(m)	(n)	(o)	(p)	Total
(in billions of yen)
Gross profits:
Net interest income (expense)	486.1	401.7	140.9	0.5	16.3	108.2	135.8	(1.8)	86.2	39.5	(0.3)	1,075.9
Net noninterest income	572.8	333.4	103.3	0.2	13.2	104.7	112.0	229.0	10.4	105.0	57.7	1,095.8

Total	1,058.9	735.1	244.2	0.7	29.5	212.9	247.8	227.2	96.6	144.5	57.4	2,171.7
General and administrative expenses	471.9	241.1	76.8	1.3	12.2	66.6	84.2	197.1	33.7	90.1	40.8	1,171.0
Others	(50.0)	—	—	—	—	—	—	—	(50.0)	(3.5)	(27.6)	(88.5)

Net business profits (losses)	537.0	494.0	167.4	(0.6)	17.3	146.3	163.6	30.1	12.9	50.9	(11.0)	912.2

2014(1)(2)(3)(4)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	933.8	800.1	165.0	59.8	170.2	77.9	30.7	128.9	167.6	133.7	40.2	2.9	131.4	1,108.3
Net noninterest income (expenses)	407.4	398.2	32.9	34.8	126.7	51.8	20.1	139.8	(7.9)	9.2	108.1	283.9	127.6	927.0

Total	1,341.2	1,198.3	197.9	94.6	296.9	129.7	50.8	268.7	159.7	142.9	148.3	286.8	259.0	2,035.3
General and administrative expenses	711.3	659.0	171.3	87.8	83.8	58.8	25.1	82.5	149.7	52.3	90.9	246.2	180.9	1,229.3
Others	(56.1)	—	—	—	—	—	—	—	—	(56.1)	(2.9)	—	(2.7)	(61.7)

Net business profits	573.8	539.3	26.6	6.8	213.1	70.9	25.7	186.2	10.0	34.5	54.5	40.6	75.4	744.3

Notes:

(1)	As for the fiscal year ended March 31, 2012, “Others (h)”, “Others (o)”, and “Others (q)” include elimination of transactions between consolidated subsidiaries. As for the fiscal year ended March 31, 2013, “Others (g)”, “Others (n)”, and “Others (p)” include elimination of transactions between consolidated subsidiaries. As for the fiscal year ended March 31, 2014, “Others (h)” and “Others (k)” include elimination of transactions between consolidated subsidiaries.
(2)	Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and realigned the reportable segments to reflect the new organizational structure. In addition, new allocation methods have been applied to the calculation of “Gross profits” and “General and administrative expenses”. Figures for the fiscal year ended March 31, 2013 have been reclassified under the new allocation methods. The effect of the change of allocation methods is not significant.
(3)	As for the fiscal year ended March 31, 2014, “MHBK (Non-consolidated)” represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third, and fourth quarters, while “Others (h)” includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.
(4)	Beginning on April 1, 2013, MHSC was turned into a directly-held subsidiary of MHFG. As for the fiscal year ended March 31, 2013, “MHSC (Consolidated) (m)” represents the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, while “Others (g)” includes the performance of the former MHIS for the first three quarters. As for the fiscal year ended March 31, 2014, “MHSC (Consolidated) (j)” represents the performance of the new MHSC, in light of the merger of the former MHSC and the former MHIS conducted in January 2013.

Aggregation of MHBK and MHCB

2012	MHBK and MHCB
	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	International Banking (f)	Trading and others (g)	Total
	(in billions of yen)
Gross profits:
Net interest income	224.3	95.1	168.4	121.3	40.3	90.3	200.7	940.4
Net noninterest income	32.1	41.0	133.4	69.3	24.4	86.9	153.0	540.1

Total	256.4	136.1	301.8	190.6	64.7	177.2	353.7	1,480.5
General and administrative expenses	218.6	108.2	94.1	87.7	26.1	60.3	206.3	801.3
Others	—	—	—	—	—	—	—	—

Net business profits	37.8	27.9	207.7	102.9	38.6	116.9	147.4	679.2

2013	MHBK and MHCB
	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	International Banking (f)	Trading and others (g)	Total
	(in billions of yen)
Gross profits:
Net interest income	219.2	83.3	155.8	106.6	36.2	108.2	206.2	915.5
Net noninterest income	33.9	42.3	122.6	70.9	24.2	104.7	248.5	647.1

Total	253.1	125.6	278.4	177.5	60.4	212.9	454.7	1,562.6
General and administrative expenses	218.6	113.7	88.4	74.5	26.5	66.6	177.2	765.5
Others	—	—	—	—	—	—	—	—

Net business profits	34.5	11.9	190.0	103.0	33.9	146.3	277.5	797.1

2014	MHBK and MHCB
	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institution & Public Sector Business (e)	International Banking (f)	Trading and others (g)	Total
	(in billions of yen)
Gross profits:
Net interest income	218.5	80.0	172.7	103.3	35.4	128.9	185.0	923.8
Net noninterest income	41.6	45.3	131.4	64.7	22.3	139.8	15.2	460.3

Total	260.1	125.3	304.1	168.0	57.7	268.7	200.2	1,384.1
General and administrative expenses	226.4	116.7	87.2	77.7	29.0	82.5	171.6	791.1
Others	—	—	—	—	—	—	—	—

Net business profits	33.7	8.6	216.9	90.3	28.7	186.2	28.6	593.0

Note:	The former MHBK and the former MHCB merged on July 1, 2013. Figures for the fiscal years ended March 31, 2012 and 2013 represent the simple aggregation of the performance of the former MHBK and the former MHCB, and figures for the fiscal year ended March 31, 2014 represent the simple aggregation of the performance of the former MHBK and the former MHCB for the first quarter, and the new MHBK for the second, third, and fourth quarters. Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and realigned the reportable segments to reflect the new organizational structure. In addition, new allocation methods have been applied to the calculation of “Gross profits” and “General and administrative expenses”. Figures for the fiscal year ended March 31, 2013 have been reclassified under the new allocation methods.

Reconciliation

As explained above, the measurement base for the internal management reporting system and the income and expenses items covered are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segments’ information, other than net business profits, to corresponding items in the accompanying consolidated statements of income. A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2012, 2013, and 2014 presented above to Income before income tax expense shown on the consolidated statements of income is as follows:

	2012	2013	2014
	(in billions of yen)
Net business profits	719.1	912.2	744.3

U.S. GAAP adjustments	87.2	129.2	(325.4)
(Provision) credit for loan losses	23.0	(139.9)	126.2
Net gains (losses) related to equity investments	(90.5)	28.2	178.7
Non-recurring personnel expense	(39.3)	(23.5)	(14.8)
Gains on disposal of premises and equipment	19.9	12.4	10.5
(Provision) credit for losses on off-balance-sheet instruments	1.2	(4.6)	(12.1)
Others—net	(57.8)	(28.8)	18.9

Income before income tax expense	662.8	885.2	726.3